Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Premises and equipment
Buildings and improvements	SFr 1,582	SFr 1,601	SFr 1,617
Land	335	344	347
Leasehold improvements	1,852	1,910	1,880
Software	6,260	6,115	5,909
Equipment	1,805	1,846	1,805
Premises and equipment	11,834	11,816	11,558
Accumulated depreciation	(7,056)	(6,948)	(6,720)
Total premises and equipment, net	4,778	4,868	4,838
Right-of-use assets [Abstract]
Operating leases	2,959	3,211
Right-of-use assets	2,959	3,211
Premises, equipment and right-of-use assets	7,737	SFr 8,079	4,838
Bank
Premises and equipment
Buildings and improvements	1,560		1,595
Land	335		347
Leasehold improvements	1,711		1,752
Software	6,022		5,715
Equipment	1,114		1,136
Premises and equipment	10,742		10,545
Accumulated depreciation	(6,313)		(6,015)
Total premises and equipment, net	4,429		4,530
Right-of-use assets [Abstract]
Operating leases	2,157
Right-of-use assets	2,157
Premises, equipment and right-of-use assets	SFr 6,586		SFr 4,530